Financial Risk and Fair Value Disclosures - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivables from the top ten customers	66.00%	67.00%
Profit or loss attributable to change in unrealized gains or losses for financial assets without quoted market prices held at end of period	$ 128	$ (1,329)	$ (74)
Profit or loss attributable to change in unrealized gains or losses for financial liabilities without quoted market prices held at end of period	119	(581)	829
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in profit due to percentage increase in market risk	45	36	19
Increase (decrease) in profit due to percentage decrease in market risk	$ (45)	$ (36)	$ (19)
Equity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 261	$ 270	$ 285
Percentage decrease in market risk	5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (261)	$ (270)	$ (285)
Increase (decrease) in other comprehensive income due to percentage increase in market risk	689	722	579
Increase (decrease) in other comprehensive income due to percentage decrease in market risk	$ (689)	$ (722)	$ (579)
Taiwan, New Dollars [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 1,095	$ 620	$ 1,305
Percentage decrease in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (1,095)	$ (620)	$ (1,305)
China, Yuan Renminbi [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 615	$ 582	$ 572
Percentage decrease in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (615)	$ (582)	$ (572)
Japan, Yen [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 237	$ 290	$ 538
Percentage decrease in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (237)	$ (290)	$ (538)
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets transfer from level two to level one		$ 655